Stockholders' Equity - Schedule of Summarizes the Issuances of All Convertible Preferred Stock (Parenthetical) (Detail)	Apr. 28, 2023	Apr. 30, 2023 shares
Disclosure In Tabular Form Of Preferred Stock Shares Issued [Line Items]
Preferred stock, shares outstanding		0
Stock holders equity stock split ratio	600